S000006018 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	115 Months Ended		120 Months Ended	411 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025		Dec. 31, 2025	Dec. 31, 2025
Bloomberg Global Aggregate (Excluding Securitized) Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	7.94%	(2.48%)			1.22%	4.24%	[2],[3]
Performance Inception Date							Sep. 27, 1991
Class I
Prospectus [Line Items]
Average Annual Return, Percent		5.66%	2.96%			5.03%	3.67%	[2],[3]
Performance Inception Date							Sep. 27, 1991
Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		4.12%	2.02%			3.94%	2.59%	[2],[3]
Performance Inception Date							Sep. 27, 1991
Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.54%	1.96%			3.54%	2.47%	[2],[3]
Performance Inception Date							Sep. 27, 1991
Class A
Prospectus [Line Items]
Average Annual Return, Percent		5.39%	2.70%	4.24%	[2],[3]
Performance Inception Date				May 31, 2016
Class C
Prospectus [Line Items]
Average Annual Return, Percent		4.61%	1.94%	3.46%	[2],[3]
Performance Inception Date				May 31, 2016

[1]	The Portfolio changed its investment strategies on May 30, 2012. The Bloomberg Global Aggregate (Excluding Securitized) Bond Index has characteristics relevant to the Portfolio’s current investment strategies as described in this Prospectus.
[2]	Inception date for Class I shares was September 27, 1991. Inception date for Class A and Class C shares was May 31, 2016. Date used to calculate performance since inception for the index is the inception date of the Class I shares.
[3]	Performance for periods prior to May 30, 2012 reflects the Portfolio’s results under its prior investment strategies. Such performance should not be considered predictive or representative of results the Portfolio may experience under its current investment strategies.